Power generation licenses (Tables)	12 Months Ended
Dec. 31, 2020
Power generation licenses
Detailed information about power generation license

	2020	2019

Beginning of the year	4,149,468	4,014,972

Movement:
Currency translation differences	(194,485)	134,496

End of the year	3,954,983	4,149,468